Investment Objectives and Goals	Apr. 30, 2026
Segall Bryant & Hamill Small Cap Value Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill Small Cap Value Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Value Fund (the “SBH Small Cap Value Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Small Cap Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL SMALL CAP GROWTH FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Growth Fund (the “SBH Small Cap Growth Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Small Cap Core Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL SMALL CAP CORE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Small Cap Core Fund (the “SBH Small Cap Core Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Segall Bryant & Hamill All Cap Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill All Cap Fund (the “SBH All Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Emerging Markets Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL EMERGING MARKETS FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Emerging Markets Fund (the “SBH Emerging Markets Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill International Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL INTERNATIONAL SMALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill International Small Cap Fund (the “SBH International Small Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill International Equity Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL INTERNATIONAL EQUITY FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill International Equity Fund (the “SBH International Equity Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Global All Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL GLOBAL ALL CAP FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Global All Cap Fund (the “SBH Global All Cap Fund” or “Fund”) seeks to achieve long-term capital appreciation.
Segall Bryant & Hamill Plus Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL PLUS BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Plus Bond Fund (the “SBH Plus Bond Fund” or “Fund”) seeks to achieve long-term total rate of return consistent with preservation of capital.
Segall Bryant & Hamill Quality High Yield Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL QUALITY HIGH YIELD FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Quality High Yield Fund (the “SBH Quality High Yield Fund” or “Fund”) seeks to achieve long-term total rate of return consistent with preservation of capital.
Segall Bryant & Hamill Municipal Opportunities Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL MUNICIPAL OPPORTUNITIES FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Municipal Opportunities Fund (the “SBH Municipal Opportunities Fund” or “Fund”) seeks income exempt from Federal income taxes.
Segall Bryant & Hamill Colorado Tax Free Fund
Prospectus [Line Items]
Risk/Return [Heading]	SEGALL BRYANT & HAMILL COLORADO TAX FREE FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Colorado Tax Free Fund (the “SBH Colorado Tax Free Fund” or “Fund”) seeks income exempt from both federal and Colorado state personal income taxes.
Barrett Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Barrett Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrett Growth Fund (the “Fund”) seeks to achieve long-term capital appreciation and to maximize after-tax returns.
Barrett Opportunity Fund
Prospectus [Line Items]
Risk/Return [Heading]	Barrett Opportunity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Barrett Opportunity Fund (the “Fund”) seeks to achieve above average long term capital appreciation. Current income is a secondary objective.
Segall Bryant & Hamill Select Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – SBH SELECT EQUITY ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Segall Bryant & Hamill Select Equity ETF (the “SBH Select Equity ETF” or “Fund”) seeks to achieve long-term capital appreciation.